Note 5 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2019	Feb. 28, 2019	Jun. 30, 2019	Apr. 26, 2019	Mar. 31, 2019	Dec. 31, 2018
Debt Guaranteed by Founder [Member] | Shenzhen Sangel Zhichuang Investment Co Ltd [Member]
Debt Instrument, Face Amount				$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				15.00%
Proceeds from Issuance of Debt	$ 1,000
Interest Payable			$ 25
Interest Free Loan [Member] | Chief Medical Officer [Member]
Due from Related Parties, Total						$ 481
Proceeds from Collection of Notes Receivable		$ 100
Interest Free Loan [Member] | Chief Executive Officer, Chief Regulatory Officer, International Finance Manager [Member]
Due to Related Parties, Total					$ 350